Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

The components of our income tax provision were as follows:

(millions)	2016	2015	2014
Current tax provision
Federal	$469.6	$655.3	$594.4
State	12.7	14.7	0
Deferred tax expense (benefit)
Federal	(66.3)	(47.7)	32.0
State	(2.5)	(11.2)	0
Total income tax provision	$413.5	$611.1	$626.4

As a result of our acquisition of a controlling interest in ARX in 2015, state income taxes are now being included in the income tax provision. In prior years, state income taxes were not significant. The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2016		2015		2014
Income before income taxes	$1,470.7		$1,911.6		$1,907.4
Tax at statutory federal rate	$514.8	35%	$669.1	35%	$667.6	35%
Tax effect of:
Tax credits	(62.2)	(4)	(1.9)	0	(2.2)	0
Dividends received deduction	(22.6)	(2)	(19.8)	(1)	(18.3)	(1)
Exempt interest income	(15.7)	(1)	(17.8)	(1)	(13.8)	(1)
Non-taxable gain[1]	0	0	(13.8)	(1)	0	0
Tax-deductible dividends	(6.1)	0	(7.9)	0	(6.5)	0
State income taxes, net of federal taxes	6.6	0	2.3	0	0	0
Other items, net	(1.3)	0	0.9	0	(0.4)	0
Total income tax provision	$413.5	28%	$611.1	32%	$626.4	33%

[1] Represents the tax effect of holding period gains on the 5% interest in ARX we owned prior to acquisition of a controlling interest on April 1, 2015.

The decrease in the effective tax rate during the year reflects $58.7 million of federal tax benefits resulting from our investments in two federal renewable energy tax credit funds. All of the expected tax benefits from these investments were recorded in our income tax provision during the year.
Deferred income taxes reflect the effect for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. At December 31, 2016 and 2015, the components of the net deferred tax asset (liability) were as follows:

(millions)	2016	2015
Federal deferred tax assets:
Unearned premiums reserve	$515.6	$453.3
Investment basis differences	31.3	40.5
Non-deductible accruals	259.9	231.4
Loss and loss adjustment expense reserves	76.5	75.3
Hedges on forecasted transactions	5.1	4.4
Other	8.9	9.6
Federal deferred tax liabilities:
Net unrealized gains on securities	(507.2)	(436.7)
Deferred acquisition costs	(227.9)	(197.4)
Property and equipment	(120.2)	(110.7)
Prepaid expenses	(9.2)	(11.9)
Intangible assets-ARX acquisition	(145.3)	(166.4)
Deferred gain on extinguishment of debt	(1.5)	(2.2)
Other	(7.7)	(7.0)
Net federal deferred tax liability	(121.7)	(117.8)
Net state deferred tax asset	10.4	8.5
Net deferred tax liability	$(111.3)	$(109.3)

Although realization of the deferred tax assets is not assured, management believes that it is more likely than not that the deferred tax assets will be realized based on our expectation that we will be able to fully utilize the deductions that are ultimately recognized for tax purposes and, therefore, no valuation allowance was needed at December 31, 2016 or 2015.
At December 31, 2016 and 2015, we had $41.2 million and $25.1 million, respectively, of net taxes payable (included in other liabilities on the balance sheet).
The Progressive Corporation and its wholly-owned subsidiaries file a consolidated income tax return. This group has been a participant in the Compliance Assurance Program (CAP) since 2007. Under CAP, the Internal Revenue Service (IRS) begins its examination process for the tax year before the tax return is filed, by examining significant transactions and events as they occur. The goal of the CAP program is to expedite the exam process and to reduce the level of uncertainty regarding a taxpayer's tax filing positions.
All federal income tax years prior to 2013 are closed to examination for both Progressive and ARX. The IRS exams for 2013-2015 for Progressive have been completed. We consider these years to be effectively settled. The 2016 tax year remains open.
ARX and its wholly owned subsidiaries file their own consolidated income tax return since we own less than 80% of their outstanding stock. This group was last examined by the IRS for the 2011 and 2012 tax years, which we consider to be effectively settled. The 2013-2016 tax years remain open to examination.
The statute of limitations for state income tax purposes generally remains open for three to four years from the return filing date, depending upon the jurisdiction. There has been no significant state income tax audit activity.
We recognize interest and penalties, if any, as a component of income tax expense. For the year ended December 31, 2016, less than $0.1 million of interest and penalties expense has been recorded in the tax provision. For the year ended December 31, 2015, $0.1 million of interest and penalties expense has been recorded in the tax provision. We have not recorded any unrecognized tax benefits, or any related interest and penalties, as of December 31, 2016 and 2015.